Note 13 - Derivative Liabilities	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 13. DERIVATIVE LIABILITIES

The Company issued shares of Series C and D Preferred Stock and associated warrants. The terms of the Series C and D Preferred Stock and associated warrants include a subsequent financing reset provision which lapsed in July 2011 and March 2011, respectively. Additionally, holders of the warrants issued pursuant to Series D have a right to net settle their warrants in cash if there are not enough shares of common stock authorized to cover the issuance of shares pursuant to the exercise of such warrants. The net settlement effective price per warrant is the difference between the fair value as defined and the effective exercise price. Furthermore, the maximum number of shares required to be delivered during the period under which the warrants issued pursuant to the Series D transaction, together with all outstanding convertible debt, stock options, warrants, and Series A, C and D preferred shares, exceeded the amount of authorized shares at September 29, 2010, their date of issuance. Furthermore, the warrants issued in connection with the sale of the Company’s common stock in December 2010 also exceeded the amount of authorized shares at the date of issuance.

During April 2011, the Company’s Stockholders approved an increase of its authorized shares of common stock from 50,000,000 to 150,000,000 and our authorized shares of preferred stock from 200,000 to 10,000,000. Additionally, the subsequent financing reset provision of Series D Preferred Stock and related warrants lapsed in March 2011.

The Company accounted for the embedded conversion features included in its Series C and Series D Preferred Stock as well as the related warrants and the warrants issued in connection with the issuance of the Company’s shares of common stock during 2010 as derivative liabilities through March 31, 2011. At March 31, 2011, all such financial instruments were reclassified as equity contracts.

The aggregate fair value of derivative liabilities at March 31, 2011, prior to the reclassification as equity contracts, and September 30, 2010 amounted to $6,465,000 and $4,331,000, respectively.

The Company issued 2,820,000 and 5,666,692 warrants which were accounted for as liability contracts during fiscal 2011 and 2010, respectively. The fair value of the warrants at their date of issuance amounted to $530,000 and $963,000 during fiscal 2011 and 2010, respectively. The fair value of the embedded conversion features amounted at the date of issuance amounted to $2,992,000 during fiscal 2010. The fair value of the warrants and embedded conversion features was offset against the proceeds of the issuance of the Company’s Series C and D Preferred Stock and common stock.

The fair value of the embedded conversion features and warrants were based on the Company’s quoted traded price and the Black Scholes method, respectively, at each measurement date.

The fair value of the derivative instruments were based on the following assumptions:

	March 31, 2011 (prior to reclassification)			Issuance during the six-month period ended March 31, 2011			September 30, 2010
Embedded Conversion Features:
Exercise price		$0.50		N/A				$0.40
market value		$0.50		N/A				$0.40

Warrants:
Effective Exercise price		$0.50			$0.50			$0.50
Effective Market price	$0.48	-	$0.50	$0.34	-	$0.35	$0.34	-	$0.40
Volatility		75%			75%			76%
Risk-free interest		2.24%			2.06%			1.27%
Terms (years)	4.25	-	4.75		5			5
Expected dividend rate		0%			0%			0%

The fair value of the derivative liabilities increased by $1.6 million and $376,000 between measurement dates during fiscal year 2012 and 2011, respectively. Such increase is recorded as other expense in the accompanying Statement of Operations.

The reclassification of the Series C and D Preferred Stock and aforementioned warrants, previously accounted for as liability, to equity contracts, including the fair value of derivative liabilities of $6,465,000 and the carrying value of the Series C and D Preferred Stock of $513,000 resulted in the following increases at June 30, 2011:

Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000